Events after the reporting period - Sale of Russian subsidiaries (Details) - USD ($) $ in Thousands	Jul. 12, 2022	Jun. 30, 2022	Dec. 31, 2021
Assets held for sale
Assets		$ (373,254)	$ (312,983)
Liabilities		478,452	474,031
NCI at disposal		$ (281)	$ 44
Disposal of major subsidiary | Russian Subsidiaries
Disclosure of financial assets [line items]
Cash received	$ 9
Assets held for sale
Assets	(13,776)
Liabilities	11,342
Net assets and liabilities	2,434
NCI at disposal	268
Loss on disposal of subsidiaries	(2,157)
Consideration received, satisfied in cash	9
Cash and cash equivalents disposed of	(7,699)
Net cash outflow	$ (7,690)